Partly-owned Subsidiaries with Material Non-controlling Interests - Summary of Financial Information of Subsidiaries that have Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [Line Items]
Revenue	¥ 102,475	¥ 98,904	¥ 93,969
Total expenses	100,525	91,887	86,613
Profit for the year	6,810	4,955	5,043
Total comprehensive income for the year	7,094	4,691	5,343
Current assets	18,293	15,888
Non-current assets	211,434	196,436
Current liabilities	80,328	68,082
Non-current liabilities	90,621	91,876
Net cash flows from operating activities	19,572	24,893	24,325
Net cash flows (used in)/from investing activities	(21,312)	(37,180)	(27,800)
Net cash flows used in financing activities	4,708	4,634	11,083
Effect of foreign exchange rate changes, net	(47)	268	¥ 117
China Eastern Airlines Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	8,257	7,298
Total expenses	7,680	6,787
Profit for the year	577	511
Total comprehensive income for the year	580	503
Current assets	1,124	1,260
Non-current assets	9,313	8,163
Current liabilities	2,260	1,971
Non-current liabilities	4,395	4,149
Net cash flows from operating activities	1,491	1,937
Net cash flows (used in)/from investing activities	(588)	(675)
Net cash flows used in financing activities	(894)	(1,301)
Net (decrease)/increase in cash and cash equivalents	9	(39)
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	8,939	9,054
Total expenses	8,244	8,280
Profit for the year	695	774
Total comprehensive income for the year	695	774
Current assets	1,230	990
Non-current assets	16,171	16,153
Current liabilities	4,471	3,056
Non-current liabilities	6,282	8,134
Net cash flows from operating activities	1,230	3,178
Net cash flows (used in)/from investing activities	(274)	(1,098)
Net cash flows used in financing activities	(948)	(2,096)
Net (decrease)/increase in cash and cash equivalents	8	(16)
China Eastern Airlines Wuhan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	4,289	3,706
Total expenses	3,843	3,273
Profit for the year	446	433
Total comprehensive income for the year	461	438
Current assets	79	79
Non-current assets	7,047	6,108
Current liabilities	1,576	1,216
Non-current liabilities	2,067	1,849
Net cash flows from operating activities	846	(196)
Net cash flows (used in)/from investing activities	(156)	428
Net cash flows used in financing activities	(682)	(241)
Net (decrease)/increase in cash and cash equivalents	8	(9)
China Cargo Airlines Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	507	3,770
Total expenses	462	3,598
Profit for the year	45	172
Total comprehensive income for the year	¥ 45	157
Current assets		1,595
Non-current assets		1,525
Current liabilities		2,834
Non-current liabilities		889
Net cash flows from operating activities		279
Net cash flows (used in)/from investing activities		11
Net cash flows used in financing activities		(11)
Effect of foreign exchange rate changes, net		(1)
Net (decrease)/increase in cash and cash equivalents		¥ 278